SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 8 - SEGMENT INFORMATION:

The Chief Executive Officer is the Company’s Chief Operating Decision Maker (“CODM”). The CODM allocates resources and assesses the Company’s performance based on the following segmentation: Commercial Operations and Research & Development.

Adjusted EBITDA represents net loss before depreciation, amortization, and financial income (expenses), adjusted to exclude share-based compensation and gains from early termination of leases.

The following table presents segment profitability and a reconciliation to the consolidated net loss and comprehensive loss for the periods indicated:

	Six Months Ended June 30,
	2025	2024
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(987)	(4,681)
Research And Development Adjusted EBITDA	(2,926)	(3,143)
Financial income, net	245	5,360
Share-based compensation to employees and service providers	(297)	(229)
Depreciation	(152)	(402)
Amortization of intangible assets	(16)	(16)
Gain from early termination of lease	—	23
Consolidated Comprehensive loss	(4,133)	(3,088)
Supplementary information on material income or expense items included in the segment results:
Licensing revenues included in the Research And Development Adjusted EBITDA	359	—